JPMorgan Large Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	15.08%	11.38%	9.81%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	15.34%	11.65%	10.10%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	15.66%	11.94%	10.35%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	15.79%	12.10%	10.51%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	10.20%	8.36%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	9.18%	7.77%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	15.94%	12.22%	10.62%